INVESTMENT IN ASSOCIATE - Summarized Consolidated Balance Sheet Information (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of associates [line items]
Current assets	$ 917.9	$ 401.6
Total assets	8,422.8	7,117.2
Current liabilities	441.8	408.4
Total liabilities	3,250.5	2,897.3
Other equity adjustments	0.0	(5.6)
Carrying Amount	34.3	120.3
Leagold Mining Corporation
Disclosure of associates [line items]
Current assets	0.0	238.8
Non-current assets	0.0	800.4
Total assets	0.0	1,039.2
Current liabilities	0.0	111.1
Non-current liabilities	0.0	440.8
Total liabilities	0.0	551.9
Net assets of associate	0.0	487.3
Yamana's share of net assets	0.0	99.4
Goodwill	0.0	26.5
Carrying Amount	$ 0.0	$ 120.3	$ 146.0